UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CSat Investment Advisory, L.P.
Address: 625 Avis Drive

         Ann Arbor, Michigan  48108

13F File Number:  28-13818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Cattier
Title:     Manager of the General Partner
Phone:     734.623.1320

Signature, Place, and Date of Signing:

     /S/ John Cattier     Ann Arbor, MI     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $115,024 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106     3229    23791 SH       SOLE                    23791
APPLE INC                      COM              037833100    14768    62859 SH       SOLE                    62859
BARNES & NOBLE INC             COM              067774109     2489   115090 SH       SOLE                   115090
CENTERPOINT ENERGY INC         COM              15189T107      457    31879 SH       SOLE                    31879
CHOICE HOTELS INTL INC         COM              169905106     1774    50943 SH       SOLE                    50943
CLOROX CO DEL                  COM              189054109     2978    46438 SH       SOLE                    46438
DAIMLER AG                     REG SHS          D1668R123     1754    37310 SH       SOLE                    37310
DOMINOS PIZZA INC              COM              25754A201      194    14201 SH       SOLE                    14201
EDISON INTL                    COM              281020107      385    11283 SH       SOLE                    11283
EXPEDIA INC DEL                COM              30212P105     1548    62034 SH       SOLE                    62034
FORD MTR CO DEL                COM PAR $0.01    345370860     2691   214079 SH       SOLE                   214079
FPL GROUP INC                  COM              302571104      287     5946 SH       SOLE                     5946
GOOGLE INC                     CL A             38259P508     4203     7413 SH       SOLE                     7413
HANESBRANDS INC                COM              410345102     3109   111754 SH       SOLE                   111754
HERSHEY CO                     COM              427866108     1989    46471 SH       SOLE                    46471
HONDA MOTOR LTD                AMERN SHS        438128308     1820    51555 SH       SOLE                    51555
LOWES COS INC                  COM              548661107     3738   154218 SH       SOLE                   154218
MCDONALDS CORP                 COM              580135101     4068    60973 SH       SOLE                    69073
NETFLIX INC                    COM              64110L106     6027    81741 SH       SOLE                    81741
NIKE INC                       CL B             654106103     2102    28602 SH       SOLE                    28602
NOKIA CORP                     SPONSORED ADR    654902204     3475   223618 SH       SOLE                   223618
NORDSTROM INC                  COM              655664100    13795   337703 SH       SOLE                   337703
PEPSICO INC                    COM              713448108     3080    46555 SH       SOLE                    46555
PRICELINE COM INC              COM NEW          741503403     1970     7724 SH       SOLE                     7724
PROGRESSIVE CORP OHIO          COM              743315103     1658    86824 SH       SOLE                    86824
SARA LEE CORP                  COM              803111103     2366   169906 SH       SOLE                   169906
SCHWAB CHARLES CORP NEW        COM              808513105     1990   106475 SH       SOLE                   106475
SOUTHWEST AIRLS CO             COM              844741108     3687   278851 SH       SOLE                   278851
STAPLES INC                    COM              855030102     2408   102987 SH       SOLE                   102987
TARGET CORP                    COM              87612E106     2360    44880 SH       SOLE                    44880
TD AMERITRADE HLDG CORP        COM              87236Y108     2129   111714 SH       SOLE                   111714
TJX COS INC NEW                COM              872540109     2884    67833 SH       SOLE                    67833
UNILEVER N V                   N Y SHS NEW      904784709     2773    91942 SH       SOLE                    91942
UNITEDHEALTH GROUP INC         COM              91324P102     2937    89911 SH       SOLE                    89911
VERIZON COMMUNICATIONS INC     COM              92343V104     1259    40582 SH       SOLE                    40582
WELLS FARGO & CO NEW           COM              949746101     3733   119937 SH       SOLE                   119937
WHIRLPOOL CORP                 COM              963320106     2509    28756 SH       SOLE                    28756
XCEL ENERGY INC                COM              98389B100      401    18930 SH       SOLE                    18930